Note 7. Advances To Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
Note 4. Related Party Transactions Not Disclosed Elsewhere.

Note 7. Advances to Related Party

On February 3, 2015 and March 23, 2015, $90,000 and $100,000, respectively, were advanced to a company that Zaxis is in merger discussions with. These loans shall bear interest at the rate of one (1%) percent per annum (the "Interest Rate") and shall be due and payable ninety (90) days from the date of the Loan (the "Maturity Date"). Since collectability is not reasonably assured this amount is being expensed in the statement of operations.

The ability of the third party loanee Emerald Medical Applications Ltd to repay the loans as a standalone company is highly in doubt since it used the loan proceeds for ongoing business operations. If, for any reason, the merger with Zaxis, which is in advance stages of closing, does not close Emerald Medical Applications Ltd will not have sufficient funds to repay the loan.

Note 4. Related party transactions not disclosed elsewhere.

On March 25, 2014, our President and principal shareholder assigned accumulated advances and accruals totaling $124,229, to an unaffiliated third party. The advances carry no specific terms of repayment. On December 15, 2015, $22,375 of the then outstanding balance was converted to a promissory note (see Note 4 below). A summary of transactions is as follows:

	2014	2013
Beginning balance	$161,729	$119,779
Increase due to payments made on behalf of the company	$21,625	$41,950
Less March 24, 2014 conversion to convertible note	$(40,000)	$-
Less December 15, 2014 conversion to promissory note	$(22,375)	$-
Obligation transferred to unrelated party	$(120,979)	$-
Total	-	161,729
Less current portion	-	(161,729)
Due after one year	$-	$-

There was no stated term of interest associated with this obligation. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $11,210 to interest expense was considered a contribution of capital.